Income Tax Status	12 Months Ended
Dec. 31, 2025
NBT Bancorp Inc. 401(k) and Employee Stock Ownership Plan [Member]
Income Tax Status [Abstract]
Income Tax Status
4.
Income Tax Status

The Plan operates under an IRS pre-approved plan document, as administered by EPIC Retirement Plan Services. The latest IRS favorable opinion letter on the pre-approved plan document is dated June 30, 2020. Although the opinion letter is dated prior to the Plan’s amendment, the Plan Administrator and the Plan’s tax counsel believe that the Plan is designed and is currently being operated, in compliance with the applicable requirements of the IRC and, therefore, believe that the Plan is qualified and the related trust is tax-exempt.